Stockholders' Equity - Common Stock Shares Reserved (Detail) - shares	Jun. 30, 2016	Jun. 21, 2016	Dec. 31, 2015	Sep. 02, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity
Conversion of convertible preferred stock outstanding (in shares)			54,508,441		42,482,490
Common stock reserved for Twilio.org (in shares)	780,397		888,022	888,022
Reserved shares of common stock (in shares)	32,436,944		72,366,220		56,199,355
2016 Equity Incentive Plan
Stockholders' Equity
Stock based awards available for grant (in shares)	11,446,750
Employee and Nonemployee Stock Options
Stockholders' Equity
Stock options issued and outstanding (in shares)	16,918,789		16,883,837		13,141,311	8,616,443
Employee and Nonemployee Stock Options | 2008 Stock Option Plan
Stockholders' Equity
Stock based awards available for grant (in shares)			14,920		575,554
Restricted Stock Units (RSUs)
Stockholders' Equity
Nonvested restricted stock units issued and outstanding (in shares)	891,008		71,000
Common Class A | Employee and Nonemployee Stock Options | 2016 Equity Incentive Plan
Stockholders' Equity
Reserved shares of common stock (in shares)		11,500,000
Common Class A | Employee Stock
Stockholders' Equity
Reserved shares of common stock (in shares)	2,400,000	2,400,000